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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549





                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-02273


                        TRANSAMERICA INCOME SHARES, INC.
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


           570 Carillon Parkway, St. Petersburg, Florida      33716
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               (Address of principal executive offices)      (Zip code)

       Dennis P. Gallagher, Box 9012, Clearwater, Florida      33758-9771
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (727) 299-1800

                       Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
--------------------------------------------------------------------------------



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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02273
Reporting Period: 07/01/2006 - 06/30/2007
Transamerica Income Shares, Inc.









============== TRANSAMERICA INCOME SHARES, INC. (CLOSED END FUND) ==============


TANGER FACTORY OUTLET CENTERS, INC.

Ticker:       SKT            Security ID:  875465403
Meeting Date: MAY 30, 2007   Meeting Type: Annual
Record Date:  MAR 29, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock and      For       For        Management
      Authorize New Class of -Preferred Stock

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                          TRANSAMERICA INCOME SHARES, INC.
                                          --------------------------------
                                                    (Registrant)



                                         By: /s/ Dennis P. Gallagher
                                             -----------------------------
                                             Dennis P. Gallagher
                                             Vice President, General
                                             Counsel and Secretary

                                             Date: August 29,  2007